Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,880,000)	$ (1,969,000)	$ (4,407,000)	$ (7,255,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Deferred tax benefit				(621,000)
Impairment of other investments				4,100,000
Depreciation and amortization	559,000	560,000	1,120,000	1,113,000
Decrease (increase) in assets:
Accounts receivable		(94,000)
Other receivables			(128,000)
Prepaid expenses and other current assets	(42,000)	57,000	104,000	(60,000)
Increase (decrease) in liabilities:
Accounts payable	154,000	(238,000)	293,000	424,000
Accrued expenses	(169,000)	(63,000)	167,000	57,000
Net cash used by operating activities	(1,378,000)	(1,747,000)	(2,851,000)	(2,242,000)
Cash flows from investing activities:
Purchase of property, plant and equipment		(17,000)	(18,000)	(276,000)
Purchase of investment				(65,000)
Note receivable investment, net	1,000	2,000	3,000	(8,000)
Net cash used by investing activities	1,000	(15,000)	(15,000)	(349,000)
Cash flows from financing activities:
Borrowings from note payable, related party	1,378,000	1,763,000	2,865,000	2,547,000
Net cash provided by financing activities	1,378,000	1,763,000	2,865,000	2,547,000
Net decrease in cash	1,000	1,000	(1,000)	(44,000)
Cash and cash equivalents at beginning of year	1,000	2,000	2,000	46,000
Cash and cash equivalents at end of year	$ 2,000	$ 3,000	$ 1,000	$ 2,000